Right of use assets & lease liabilities	12 Months Ended
Mar. 31, 2021
Right of use assets & lease liabilities
Right of use assets & lease liabilities

3.Right of use assets & lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Profit and Loss	2021	2020
	€M	€M
Interest on lease liabilities	4.6	5.6
Depreciation charge	68.6	59.4
Expenses relating to short-term leases	6.7	38.2
Lease charge for year end	79.9	103.2

	Year ended March 31, 2019
Leases under IAS 17		€M
Lease expense		83.9

	At March 31,
Right of use-assets	2021	2020
Balance at beginning of year	236.8	130.7
Depreciation charge for the year	(68.6)	(59.5)
Additions	27.9	166.1
Modification of leases	(7.9)	(0.5)
Balance at end of year	188.2	236.8
Net book value of leased assets classified as property, plant and equipment (note 2)	—	132.0
Total right of use assets at end of year	188.2	368.8

	At March 31,
Lease Liabilities	2021	2020
Balance at beginning of year	245.9	140.4
Additions	27.9	166.1
Financing cash outflows from lease liabilities	(76.8)	(67.5)
Interest expense	4.6	5.6
Modification of leases	(2.7)	—
Exchange movements	(15.8)	1.3
Balance at end of year	183.1	245.9
Present value of future minimum lease payments classified as debt	—	172.0
Total lease liabilities at end of year	183.1	417.9

	At March 31,
Lease Liabilities	2021	2020
Current lease liability	52.5	75.0
Non-current lease liability	130.6	170.9
Total lease liabilities at end of year	183.1	245.9

A maturity analysis of our lease liabilities as at March 31, 2021 has been disclosed within Note 13.

The Group negotiated rent concessions with its lessors for some of its aircraft leases as a result of the severe impact of the Covid-19 pandemic during fiscal year 2021. The Group applied the practical expedient for Covid-19-related rent concessions consistently to eligible rent concessions.

The amount recognized in profit or loss for the reporting period to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for Covid-19-related rent concessions is €nil (2020: €nil, 2019: €nil).